UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS

VARIABLE EQUITY TRUST

LEGG MASON CLEARBRIDGE

VARIABLE MID CAP CORE PORTFOLIO

FORM N-Q

MARCH 31, 2010

LEGG MASON CLEARBRIDGE VARIABLE MID CAP CORE PORTFOLIO

Schedule of investments (unaudited)	March 31, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.2%
CONSUMER DISCRETIONARY - 16.0%
Hotels, Restaurants & Leisure - 2.4%
Bally Technologies Inc.	25,200	$1,021,608	*
Ctrip.com International Ltd., ADR	18,000	705,600	*

Total Hotels, Restaurants & Leisure		1,727,208

Household Durables - 3.7%
Jarden Corp.	42,700	1,421,483
Mohawk Industries Inc.	22,900	1,245,302	*

Total Household Durables		2,666,785

Leisure Equipment & Products - 1.5%
Li Ning Co., Ltd.	290,000	1,051,422

Multiline Retail - 1.6%
Family Dollar Stores Inc.	30,800	1,127,588

Specialty Retail - 6.8%
AnnTaylor Stores Corp.	69,400	1,436,580	*
Children’s Place Retail Stores Inc.	26,700	1,189,485	*
Ross Stores Inc.	28,800	1,539,936
Tractor Supply Co.	13,400	777,870

Total Specialty Retail		4,943,871

TOTAL CONSUMER DISCRETIONARY		11,516,874

CONSUMER STAPLES - 2.9%
Food & Staples Retailing - 2.9%
Casey’s General Stores Inc.	43,900	1,378,460
Pantry Inc.	56,000	699,440	*

TOTAL CONSUMER STAPLES		2,077,900

ENERGY - 7.1%
Energy Equipment & Services - 5.7%
Bristow Group Inc.	34,200	1,290,366	*
ION Geophysical Corp.	75,600	371,952	*
Noble Corp.	26,000	1,087,320	*
Oceaneering International Inc.	21,900	1,390,431	*

Total Energy Equipment & Services		4,140,069

Oil, Gas & Consumable Fuels - 1.4%
Petrohawk Energy Corp.	50,400	1,022,112	*

TOTAL ENERGY		5,162,181

FINANCIALS - 19.4%
Capital Markets - 5.2%
Invesco Ltd.	69,600	1,524,936
Och-Ziff Capital Management Group	63,700	1,019,200
TD Ameritrade Holding Corp.	63,000	1,200,780	*

Total Capital Markets		3,744,916

Commercial Banks - 1.5%
Signature Bank	29,700	1,100,385	*

Consumer Finance - 0.8%
Discover Financial Services	38,500	573,650

Insurance - 5.9%
Arch Capital Group Ltd.	19,900	1,517,375	*
PartnerRe Ltd.	19,400	1,546,568
XL Capital Ltd., Class A Shares	64,400	1,217,160

Total Insurance		4,281,103

Real Estate Investment Trusts (REITs) - 4.4%
Alexandria Real Estate Equities Inc.	15,500	1,047,800
Annaly Capital Management Inc.	58,700	1,008,466
Chimera Investment Corp.	159,700	621,233
Health Care REIT Inc.	10,500	474,915

Total Real Estate Investment Trusts (REITs)		3,152,414

Thrifts & Mortgage Finance - 1.6%
People’s United Financial Inc.	71,300	1,115,132

TOTAL FINANCIALS		13,967,600

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE MID CAP CORE PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	SHARES	VALUE
HEALTH CARE - 12.3%
Biotechnology - 4.0%
Onyx Pharmaceuticals Inc.	37,000	$1,120,360	*
Regeneron Pharmaceuticals Inc.	40,100	1,062,249	*
Vertex Pharmaceuticals Inc.	17,000	694,790	*

Total Biotechnology		2,877,399

Health Care Providers & Services - 5.3%
AmerisourceBergen Corp.	44,400	1,284,048
Magellan Health Services Inc.	25,300	1,100,044	*
Mednax Inc.	25,600	1,489,664	*

Total Health Care Providers & Services		3,873,756

Pharmaceuticals - 3.0%
Elan Corp. PLC, ADR	65,800	498,764	*
Shire Ltd., ADR	25,100	1,655,596

Total Pharmaceuticals		2,154,360

TOTAL HEALTH CARE		8,905,515

INDUSTRIALS - 12.8%
Aerospace & Defense - 1.7%
L-3 Communications Holdings Inc.	13,200	1,209,516

Construction & Engineering - 4.9%
Aecom Technology Corp.	39,000	1,106,430	*
Quanta Services Inc.	62,600	1,199,416	*
Shaw Group Inc.	35,300	1,215,026	*

Total Construction & Engineering		3,520,872

Industrial Conglomerates - 1.8%
McDermott International Inc.	48,800	1,313,696	*

Machinery - 4.4%
AGCO Corp.	32,000	1,147,840	*
Parker Hannifin Corp.	17,000	1,100,580
Valmont Industries Inc.	11,200	927,696

Total Machinery		3,176,116

TOTAL INDUSTRIALS		9,220,200

INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 1.6%
Juniper Networks Inc.	38,700	1,187,316	*

Internet Software & Services - 1.6%
VeriSign Inc.	43,100	1,121,031	*

IT Services - 2.5%
Fidelity National Information Services Inc.	62,100	1,455,624
Global Payments Inc.	8,000	364,400

Total IT Services		1,820,024

Semiconductors & Semiconductor Equipment - 4.8%
Cymer Inc.	30,800	1,148,840	*
Lam Research Corp.	37,500	1,399,500	*
Microchip Technology Inc.	32,200	906,752

Total Semiconductors & Semiconductor Equipment		3,455,092

Software - 6.7%
Autodesk Inc.	37,000	1,088,540	*
Blackboard Inc.	26,400	1,099,824	*
Check Point Software Technologies Ltd.	39,400	1,381,364	*
MICROS Systems Inc.	37,800	1,242,864	*

Total Software		4,812,592

TOTAL INFORMATION TECHNOLOGY		12,396,055

MATERIALS - 7.2%
Chemicals - 4.1%
Celanese Corp., Series A Shares	33,500	1,066,975
Huabao International Holdings Ltd.	665,500	795,420
Rockwood Holdings Inc.	41,100	1,094,082	*

Total Chemicals		2,956,477

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE MID CAP CORE PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	SHARES	VALUE
Metals & Mining - 3.1%
Agnico-Eagle Mines Ltd.	20,900	$1,163,503
Allegheny Technologies Inc.	20,500	1,106,795
Total Metals & Mining		2,270,298

TOTAL MATERIALS		5,226,775

UTILITIES - 3.3%
Electric Utilities - 0.9%
Great Plains Energy Inc.	36,500	677,805

Independent Power Producers & Energy Traders - 1.4%
NRG Energy Inc.	47,300	988,570	*

Multi-Utilities - 1.0%
Sempra Energy	14,200	708,580

TOTAL UTILITIES		2,374,955

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $59,247,721)		70,848,055

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENT - 2.1%
Repurchase Agreement - 2.1%
Interest in $50,013,000 joint tri-party repurchase agreement dated 3/31/10 with Deutsche Bank Securities Inc.; Proceeds at maturity - $1,534,001; (Fully collateralized by U.S. government agency obligation, 2.375% due 3/14/14; Market value - $1,564,705) (Cost - $1,534,000)	0.020%	4/1/10	$1,534,000	1,534,000

TOTAL INVESTMENTS - 100.3% (Cost - $60,781,721#)				72,382,055
Liabilities in Excess of Other Assets - (0.3)%				(221,855)

TOTAL NET ASSETS - 100.0%				$72,160,200

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Variable Mid Cap Core Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities at fair value as determined in accordance with procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$70,848,055	—	—	$70,848,055
Short-term investment†	—	$1,534,000	—	1,534,000

Total investments	$70,848,055	$1,534,000	—	$72,382,055

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical

Notes to Schedule of Investments (unaudited) (continued)

repurchase agreement, a Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign Risk. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$13,191,445
Gross unrealized depreciation	(1,591,111)

Net unrealized appreciation	$11,600,334

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended March 31, 2010, the Portfolio did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 26, 2010

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	May 26, 2010